Summary of Significant Accounting Policies: Foreign Currency Translation Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Foreign Currency Translation Policy

(i) Foreign Currency Translation

The Company changed its function currency from United States dollars to Canadian dollar on January 1, 2015.  The subsidiary’s functional currency is the United States dollar.  The reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”.

Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

On consolidation the Company translates assets and liabilities to U.S. dollar equivalents using foreign exchange rates which prevailed at the balance sheet date, and translates revenues and expenses using average exchange rates during the period. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the other comprehensive income/loss.